Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 198,284	$ 772,502
Accounts receivable, trade, net of a reserve for doubtful accounts	539,212	359,237
Reserve for doubtful accounts	328	169
Inventories	659,362	547,538
Prepaid expenses	124,832	73,213
Other current assets	133,537	169,728
Assets, Noncurrent [Abstract]
Property, plant and equipment, net	2,345,564	2,305,171
Intangible assets, net	85,272	84,945
Other assets, net	58,618	64,997
Current liabilities:
Accounts payable	717,421	553,957
Accrued liabilities	196,698	248,395
Long-term liabilities:
Long-term debt, less current portion	2,001,374	1,644,894
Other liabilities	$ 72,537	$ 68,595
Equity:
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	240,000,000	240,000,000
Common stock, shares issued	108,417,392	102,773,705
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Treasury stock, shares		9,089,623
Western Refining Logistics, LP [Member]
Current assets:
Cash and cash equivalents	$ 17,562	$ 44,605
Accounts receivable, trade, net of a reserve for doubtful accounts	62,177	55,053
Inventories	10,578	15,200
Prepaid expenses	4,672	4,133
Other current assets	4,487	5,562
Assets, Noncurrent [Abstract]
Property, plant and equipment, net	320,493	321,251
Intangible assets, net	7,111	7,757
Other assets, net	3,369	3,376
Current liabilities:
Accounts payable	9,310	9,489
Accrued liabilities	33,018	30,378
Long-term liabilities:
Long-term debt, less current portion	313,152	437,467
Other liabilities	$ 9	$ 9